BRIDGE BUILDER TRUST

(the “Trust”)

Bridge Builder Core Bond Fund

Bridge Builder Core Plus Bond Fund

Bridge Builder Municipal Bond Fund

Bridge Builder Large Cap Growth Fund

Bridge Builder Large Cap Value Fund

Bridge Builder Small/Mid Cap Growth Fund

Bridge Builder Small/Mid Cap Value Fund

Bridge Builder International Equity Fund

Supplement dated December 9, 2022

to the Statement of Additional Information (the “SAI”)

dated October 28, 2022

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

At the meeting of the Board of Trustees (the “Board”) of the Trust held on December 1 - 2, 2022, the Board took the following actions with respect to the Trustees and Executive Officers of the Trust:

1.	Accepted the resignation of William E. Fiala as a Trustee of the Trust effective as of December 31, 2022; and

2.	Appointed Gregory M. Rees as the Assistant Secretary of the Trust effective as of December 2, 2022.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.	Effective as of December 31, 2022, all references to Mr. Fiala in the SAI as a current member of the Board are hereby deleted.

2.	Effective immediately, the following row is hereby added to the “Officers of the Trust” section of the table under the caption entitled “Trustees and Executive Officers” in the SAI:

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During Past Five Years
Gregory M. Rees (Born: 1987)	Assistant Secretary	Indefinite Term; Since December 2022	Associate General Counsel at Edward Jones (since 2021); Assistant Vice President at State Street Bank & Trust Company (2019-2021); Fund Administration Legal Contractor for State Street Bank & Trust Company (2017-2019).	N/A	N/A

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BRIDGE BUILDER TRUST

(the “Trust”)

Bridge Builder Tax Managed Large Cap Fund

Bridge Builder Tax Managed Small/Mid Cap Fund

Bridge Builder Tax Managed International Equity Fund

Supplement dated December 9, 2022

to the Statement of Additional Information (the “SAI”)

dated October 28, 2022

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

At the meeting of the Board of Trustees (the “Board”) of the Trust held on December 1 - 2, 2022, the Board took the following actions with respect to the Trustees and Executive Officers of the Trust:

1.	Accepted the resignation of William E. Fiala as a Trustee of the Trust effective as of December 31, 2022; and

2.	Appointed Gregory M. Rees as the Assistant Secretary of the Trust effective as of December 2, 2022.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.	Effective as of December 31, 2022, all references to Mr. Fiala in the SAI as a current member of the Board are hereby deleted.

2.	Effective immediately, the following row is hereby added to the “Officers of the Trust” section of the table under the caption entitled “Trustees and Executive Officers” in the SAI:

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During Past Five Years
Gregory M. Rees (Born: 1987)	Assistant Secretary	Indefinite Term; Since December 2022	Associate General Counsel at Edward Jones (since 2021); Assistant Vice President at State Street Bank & Trust Company (2019-2021); Fund Administration Legal Contractor for State Street Bank & Trust Company (2017-2019).	N/A	N/A

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

(the “Trust”)

Bridge Builder Transition Fund I

Bridge Builder Transition Fund II

Bridge Builder Transition Fund III

Supplement dated December 9, 2022

to the Statements of Additional Information (the “SAIs”)

dated October 28, 2022

This supplement provides new and additional information beyond that contained in each of the

SAIs and should be read in conjunction with the SAIs.

At the meeting of the Board of Trustees (the “Board”) of the Trust held on December 1 - 2, 2022, the Board took the following actions with respect to the Trustees and Executive Officers of the Trust:

1.	Accepted the resignation of William E. Fiala as a Trustee of the Trust effective as of December 31, 2022; and

2.	Appointed Gregory M. Rees as the Assistant Secretary of the Trust effective as of December 2, 2022.

Accordingly, the SAIs are hereby supplemented and revised as follows:

1.	Effective as of December 31, 2022, all references to Mr. Fiala in the SAIs as a current member of the Board are hereby deleted.

2.	Effective immediately, the following row is hereby added to the “Officers of the Trust” section of the table under the caption entitled “Trustees and Executive Officers” in the SAIs:

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During Past Five Years
Gregory M. Rees (Born: 1987)	Assistant Secretary	Indefinite Term; Since December 2022	Associate General Counsel at Edward Jones (since 2021); Assistant Vice President at State Street Bank & Trust Company (2019-2021); Fund Administration Legal Contractor for State Street Bank & Trust Company (2017-2019).	N/A	N/A

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE